Loans - Troubled Debt Restructurings On Financing Receivables (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Modifications [Line Items]
Financing receivable modified weighted average term increase from modification	11 months	12 months 3 days
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.50%	0.60%